S000060079 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	96 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.08%
Columbia Variable Portfolio - Select Large Cap Equity Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent	14.28%	13.57%	13.18%
Performance Inception Date			Jan. 04, 2018
Columbia Variable Portfolio - Select Large Cap Equity Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent	13.96%	13.30%	12.90%
Performance Inception Date			Jan. 04, 2018